1933 Act File No. 2-63343
                                          1940 Act File No. 811-2891

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.    40   ...................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.    27   ..................................        X

                            FEDERATED TAX-FREE TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                                              (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b). X on January 31, 1998 pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on                 pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


    This Amendment to the Registration Statement of FEDERATED TAX-FREE TRUST is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................Cover Page.
Item 2.     Synopsis......................Summary of Trust Expenses.
Item 3.     Condensed Financial
              Information.................Financial Highlights; Performance
                                          Information.
Item 4.     General Description of
              Registrant..................General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies;
         Municipal Securities; Investment Risks; Investment Limitations.
Item 5.     Management of the Fund........Trust Information; Management of the
                                          Trust; Distribution of Shares;
                                          Administration of the Trust.
Item 6.     Capital Stock and Other
              Securities..................Account and Share Information;
                                          Dividends; Capital Gains; Account
                                          Activity; Voting Rights; Tax
                                          Information; Federal Income Tax;
                                          State and Local Taxes.
Item 7.     Purchase of Securities Being
              Offered.....................Net Asset Value; How to Purchase
                                          Shares; Purchasing Shares by Wire;
                                          Purchasing Shares by Check;
                                          Automatic Investments.
Item 8.     Redemption or Repurchase......How to Redeem Shares; Redeeming
                                          Shares by Telephone; Redeeming
                                          Shares by Mail; Account and
                                          Share Information; Accounts With Low
                                          Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................Cover Page.
Item 11.    Table of Contents.............Table of Contents.
Item 12.    General Information and
              History                     About Federated Investors.
Item 13.    Investment Objectives and
              Policies....................Investment Policies; Investment
                                          Limitations.
Item 14.    Management of the Fund        Federated Tax-Free Trust Management.
Item 15.    Control Persons and Principal
              Holders of Securities       Share Ownership.
Item 16.    Investment Advisory and Other
              Services....................Investment Advisory Services; Other
                                          Services.
Item 17.    Brokerage Allocation..........Brokerage Transactions.
Item 18.    Capital Stock and Other
              Securities                  Not applicable.
Item 19.    Purchase, Redemption and
              Pricing of Securities Being
              Offered.....................Determining Net Asset Value;
                                          Redemption in Kind.
Item 20.    Tax Status....................The Trust's Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
              Data .......................Performance Information; Yield.
Item 23.    Financial Statements..........Filed in Part A.





FEDERATED TAX-FREE TRUST

PROSPECTUS

The shares of Federated Tax-Free Trust (the "Trust") offered by this prospectus represent interests in an open-end, management investment company (a mutual fund). The Trust invests in short-term municipal securities to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated January 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the
SEC at Internet Web site (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated January 31, 1998      TABLE OF CONTENTS
 Summary of Trust Expenses 1 Financial Highlights 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Municipal Securities 4 Investment Risks 5 Investment Limitations 5 Trust Information 5 Management of the Trust 5 Distribution of Shares 6 Administration of the Trust 7 Net Asset Value 7 How to Purchase Shares 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 7 Automatic Investments 7 How to Redeem Shares 8 Redeeming Shares by Telephone 8 Redeeming Shares by Mail 8 Account and Share Information 8 Dividends 8 Capital Gains 8 Account Activity 8 Accounts with Low Balances 8 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Performance Information 9 Financial Statements 10 Independent Auditors' Report 22

SUMMARY OF TRUST EXPENSES

SHAREHOLDER TRANSACTION EXPENSES


 Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                                      None
 Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)                                      None
 Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                    None
 Redemption Fee (as a percentage of amount redeemed, if applicable)       None
 Exchange Fee                                                             None

ANNUAL TRUST OPERATING EXPENSES

(As a percentage of average net assets)

Management Fee (after waiver)(1)                                          0.29%
12b-1 Fee                                                                 None
Total Other Expenses                                                      0.16%
  Shareholder Services Fee (after waiver)(2)                     0.05%
Total Operating Expenses(3)                                               0.45%

(1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.76% absent the waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period,

1 Year                                                         $ 5
3 Years                                                        $14
5 Years                                                        $25
10 Years                                                       $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 22.

                                                       YEAR ENDED NOVEMBER 30,
                      1997      1996      1995      1994      1993       1992       1991       1990      1989        1988
 NET ASSET
 VALUE, BEGINNING
 OF PERIOD          $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net
   investment
   income             0.03      0.03      0.04       0.02       0.02       0.03       0.04       0.06       0.06       0.05
 LESS
 DISTRIBUTIONS
   Distributions
   from net
   investment
   income            (0.03)    (0.03)    (0.04)     (0.02)     (0.02)     (0.03)     (0.04)     (0.06)     (0.06)     (0.05)
 NET ASSET          $ 1.00    $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
 VALUE, END OF
 PERIOD
 TOTAL RETURN(A)      3.31%     3.18%     3.57%      2.43%      2.18%      2.88%      4.49%      5.68%      6.03%      4.87%
 RATIOS TO
 AVERAGE NET
 ASSETS
   Expenses           0.45%     0.45%     0.45%      0.45%      0.46%      0.46%      0.46%      0.45%      0.45%      0.45%
   Net
   investment
   income             3.25%     3.12%     3.51%      2.38%      2.16%      2.84%      4.40%      5.54%      5.86%      4.74%
 SUPPLEMENTAL
 DATA
   Net assets,
   end of period
   (000 omitted)  $635,519  $747,785  $807,369 $1,215,547 $1,346,791 $1,523,588 $1,720,730 $1,887,467 $2,140,368 $2,618,595

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 20, 1978. The Trust is designed for banks and other institutions that hold assets for individuals, trusts, estates, or partnerships, as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term municipal securities. The Trust may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $25,000 over a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide for its shareholders dividend income exempt from federal regular income taxes while seeking relative stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in a portfolio of municipal securities maturing in one year or less. This investment policy is fundamental and may not be changed without shareholder approval. However, as a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less in order to meet regulatory requirements. Further, as a matter of fundamental policy, at least 80% of the Trust's annual interest income will be exempt from federal regular income tax except in extraordinary circumstances when management feels that market conditions dictate a defensive posture in temporary investments. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

ACCEPTABLE INVESTMENTS

As a matter of fundamental policy, the Trust invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:
   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Trust with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Trust to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Trust to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Trust treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Trust may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Trust may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Trust to treat the income from the investment as exempt from federal income tax. The Trust invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Trust's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Trust and affect its share price. The Trust may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Trust may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Trust. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Trust uses these arrangements to provide the Trust with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

As a matter of fundamental policy, the Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market
values of the securities purchased may vary from the purchase prices.      The
Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Trust may, as a matter of fundamental policy, invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Trust invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Trust a temporary investment agrees at the time of sale to repurchase it at a mutually agreed-upon time and
price).      Although the Trust is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Trust to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Trust could become limited.

The Trust may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Trust should any of these related projects or facilities experience financial difficulties.

Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Trust's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Trust:

* will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of such assets to secure such borrowings; and

* may not invest more than 10% of its total assets in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Board of Trustees without shareholder approval.

The Trust will limit investments in illiquid securities to 10% of its net assets.


TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

   ADVISORY FEES

   The adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will waive the amount, limited to the amount of the advisory fee, by which the Trust's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

   ADVISER'S BACKGROUND

   Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John
   F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Research and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational, and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.
The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Tax-Free Trust; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Federated Tax-Free Trust. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

AUTOMATIC INVESTMENTS

Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust determines it necessary to terminate or modify the telephone redemption privilege, shareholders will be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company, or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

ACCOUNT ACTIVITY

Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Trust that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Trust may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Trust representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of
those jurisdictions.      Because interest received by the Trust may not be
exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Trust. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its yield, effective yield, tax-equivalent yield, and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal the Trust's tax-exempt yield, assuming a specific tax rate.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

PORTFOLIO OF INVESTMENTS
FEDERATED TAX-FREE TRUST

NOVEMBER 30, 1997


      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--100.8%
 ALABAMA--2.9%
 $            715,000 Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union         $      715,000
                      Foundry Co.)/(Amsouth Bank N.A., Birmingham LOC)
            2,325,000 Birmingham, AL, IDA, Revenue Refunding Bonds Weekly VRDNs           2,325,000
                      (S.P. Hotel Company)/ (Amsouth Bank N.A., Birmingham LOC)
            6,500,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs        6,500,000
                      (Bayerische Landesbank Girozentrale LOC)
            9,085,000 Jefferson County, AL, PA-196 Weekly VRDNs (FGIC INS)/(Merrill       9,085,000
                      Lynch Capital Services, Inc. LIQ)
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                      18,625,000
 ALASKA--0.9%
            5,700,000 Alaska State Housing Finance Corp., General Mortgage Revenue        5,700,000
                      Bonds (Series 1997A) Weekly VRDNs (Bank of America NT and SA,
                      San Francisco LIQ)
 ARIZONA--2.7%
            6,000,000 Apache County, AZ Weekly VRDNs (Tucson Electric Power               6,000,000
                      Co.)/(Chase Manhattan Bank N.A., New York LOC)
            5,780,000 Glendale, AZ IDA, Variable Rate Senior Living Facilities            5,780,000
                      Revenue Bonds Weekly VRDNs (Friendship Retirement
                      Corporation)/(Norwest Bank Minnesota, Minneapolis LOC)
            3,500,000 Maricopa County, AZ School District No. 6, (Series 1997A),          3,510,276
                      4.40% TANs, 6/30/1998
            2,000,000 Tempe, AZ School District No. 213, (Series 1997A), 4.40%            2,005,872
                      TANs, 6/30/1998
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                      17,296,148
 CALIFORNIA--2.3%
           10,000,000 Los Angeles County, CA, 4.50% TRANs, 6/30/1998                     10,036,171
            2,500,000 Placer, CA Union High School District, (Series 1997), 4.45%         2,510,243
                      TRANs, 9/10/1998
            2,200,000 Western Placer, CA Unified School District, 4.45% TRANs,            2,209,014
                      9/10/1998
                      &NBSP;&NBSP;&NBSP;&NBSP;TOTAL                                      14,755,428
 COLORADO--0.4%
            2,730,000 Loveland, CO, IDR (Series 1993S), 3.90% TOBs (Safeway,              2,730,000
                      Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender
                      12/1/1997
 CONNECTICUT--3.5%
            2,000,000 Connecticut State HEFA, (Series T) Weekly VRDNs (Yale               2,000,000
                      University)
           20,000,000 Connecticut State, (1997 Series B) Weekly VRDNs (Bayerische        20,000,000
                      Landesbank Girozentrale LIQ)
                        TOTAL                                                            22,000,000

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 DISTRICT OF COLUMBIA--2.8%
 $          5,000,000 District of Columbia, (Series 1998C), 5.00% TRANs (Union Bank  $    5,046,160
                      of Switzerland, Zurich LOC), 9/30/1998
            5,000,000 District of Columbia, (Series B), 4.50% TRANs (Morgan               5,025,139
                      Guaranty Trust Co., New York and Union Bank of Switzerland,
                      Zurich LOCs), 9/30/1998
            7,500,000 District of Columbia, Variable Rate Demand/Fixed Rate Revenue       7,500,000
                      Bonds (Series 1997) Weekly VRDNs (Children's Defense
                      Fund)/(First National Bank of Maryland, Baltimore LOC)
                        TOTAL                                                            17,571,299
 FLORIDA--10.7%
            8,000,000 Capital Projects Finance Authority, FL, Revenue Bonds (Series       8,000,000
                      1997) Weekly VRDNs (FSA INS)/(Credit Suisse First Boston,
                      Inc. LIQ)
            4,200,000 Dade County, FL HFA, Hospital Revenue Bonds (Series 1995)           4,200,000
                      Weekly VRDNs (Miami Children's Hospital Project)/(AMBAC
                      INS)/(SunTrust Bank, Atlanta LIQ)
            8,570,000 Gulf Breeze, FL, Floating Rate Demand Revenue Bonds (Series         8,570,000
                      1985 B) Weekly VRDNs (FGIC INS)/(Credit Local de France LIQ)
           10,000,000 Highlands County, FL Health Facilities, (Series 1996A              10,000,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/(First National
                      Bank of Chicago LIQ)
            5,500,000 Highlands County, FL Health Facilities, (Series 1996B               5,500,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/(Canadian
                      Imperial Bank of Commerce, Toronto LIQ)
            5,900,000 Highlands County, FL Health Facilities, Variable Rate Demand        5,900,000
                      Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist Health
                      System)/(SunTrust Bank, Central Florida LOC)
            3,000,000 Miami, FL Health Facilities Authority, Health Facilities            3,000,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Miami Jewish Home
                      and Hospital for the Aged, Inc.)/(SunTrust Bank, Central
                      Florida LOC)
            6,500,000 Orange County, FL HFA, Multi-family Housing Refunding Revenue       6,500,000
                      Bonds (1992 Series A) Weekly VRDNs (Smokewood/Sun Key
                      Apartments Project (FL))/(Citibank NA, New York LOC)
            1,900,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds            1,900,000
                      Weekly VRDNs (Sutton Place Ltd. Project)/(Nationsbank, N.A.,
                      Charlotte LOC)
            2,500,000 Orange County, FL HFA, Variable Rate Certificates (Series           2,500,000
                      1997G) Weekly VRDNs (Bank of America NT and SA, San Francisco
                      LIQ)
           11,090,000 Orange County, FL, Health Facilities Authority Weekly VRDNs        11,090,000
                      (Mayflower Retirement Community)/(Rabobank Nederland, Utrecht
                      LOC)
            1,000,000 Pasco County, FL School Board, Variable Rate Certificates           1,000,000
                      Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen,
                      Frankfurt LIQ)
                        TOTAL                                                            68,160,000
 GEORGIA--2.0%
           10,000,000 Burke County, GA Development Authority, (Series 1997B), 3.80%      10,000,000
                      Bonds (Oglethorpe Power Corp. Vogtle Project)/(AMBAC INS),
                      5/28/1998

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          3,000,000 Marietta, GA Housing Authority, Multifamily Housing Revenue    $    3,000,000
                      Refunding Bonds (Series 1996) Weekly VRDNs (Winterset
                      Apartments Project)/(Wachovia Bank of Georgia NA, Atlanta
                      LOC)
                        TOTAL                                                            13,000,000
 ILLINOIS--5.5%
           10,000,000 Chicago, IL, GO Tender Notes (Series 1997), 3.65% TOBs             10,000,000
                      (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
                      2/5/1998
            1,000,000 Illinois Development Finance Authority Weekly VRDNs (Lyric          1,000,000
                      Opera of Chicago)/(Credit Agricole U.S.A., Inc., Harris Trust
                      & Savings Bank, Chicago, NBD Bank, Michigan and Northern
                      Trust Co., Chicago, IL LOCs)
           17,900,000 Illinois Health Facilities Authority Weekly VRDNs (OSF Health      17,900,000
                      Care Systems)
            6,000,000 Illinois Housing Development Authority, (1997 Subseries B-1),       6,000,000
                      4.10% TOBs, Mandatory Tender 7/7/1998
                        TOTAL                                                            34,900,000
 INDIANA--2.3%
            8,500,000 Indiana Bond Bank, Series A-2, 4.25% TANs (Norwest Bank             8,506,311
                      Minnesota, Minneapolis LOC), 1/21/1998
            6,000,000 Indianapolis, IN Local Public Improvement Bond Bank,
                      (Series 6,003,763 1997A), 4.375% TANs, 1/8/1998
                        TOTAL                                                            14,510,074
 MARYLAND--6.7%
              800,000 Baltimore County, MD, (Series 1992) Weekly VRDNs (Sheppard &          800,000
                      Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)
            1,700,000 Baltimore, MD PCR Weekly VRDNs (SCM Plants,
                      Inc.)/(Barclays 1,700,000 Bank PLC, London LOC)
            3,940,000 Maryland EDC, Variable Rate Demand/Fixed Rate Refunding             3,940,000
                      Revenue Bonds (1997 Issue) Weekly VRDNs (Jenkins Memorial
                      Nursing Home, Inc. Facility)/(First National Bank of
                      Maryland, Baltimore LOC)
            2,764,000 Maryland Health & Higher Educational Facilities Authority,          2,764,000
                      Pooled Loan Program Revenue Notes, 3.80% CP (John Hopkins
                      University)/(Sanwa Bank Ltd., Osaka LIQ), Mandatory Tender
                      12/17/1997
           13,320,000 Maryland Health & Higher Educational Facilities Authority,         13,320,000
                      Revenue Bonds (Series 1994) Weekly VRDNs (University
                      Physicians, Inc.)/(First National Bank of Maryland, Baltimore
                      LOC)
            9,300,000 Maryland Health & Higher Educational Facilities Authority,          9,300,000
                      Series 1997 Weekly VRDNs (Augsburg Lutheran Home of MD.,
                      Inc.)/(First National Bank of Maryland, Baltimore LOC)
            5,000,000 Montgomery County, MD, EDR Weekly VRDNs (Howard Hughes              5,000,000
                      Medical Center)
            2,755,000 Queen Annes County, MD Economic Development Revenue, (Series        2,755,000
                      1994), 3.90% TOBs (Safeway, Inc.)/(Bankers Trust Co., New
                      York LOC), Mandatory Tender 12/1/1997
            2,900,000 Washington Suburban Sanitation District, MD, (1996 Series)          2,900,000
                      Weekly VRDNs (Westdeutsche Landesbank Girozentrale LIQ)
                        TOTAL                                                            42,479,000

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MASSACHUSETTS--0.8%
 $          4,973,000 North Andover, MA, 4.00% BANs, 1/22/1998                       $    4,975,046
 MICHIGAN--1.6%
            2,000,000 Kalamazoo, MI Economic Development Corp., 1995 Limited              2,000,000
                      Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                      Project, MI)/(First of America Bank - Illinois LOC)
            8,000,000 Michigan State Hospital Finance Authority, (Series A) Weekly        8,000,000
                      VRDNs (OSF Health Care Systems)
                        TOTAL                                                            10,000,000
 MINNESOTA--8.4%
           10,000,000 Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square         10,000,000
                      Real Estate, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)
            8,700,000 Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly         8,700,000
                      VRDNs (Bayerische Vereinsbank AG, Munich LIQ)
           13,500,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          13,500,000
                      (Mayo Foundation)
           18,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          18,000,000
                      (Mayo Foundation)
            3,000,000 Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch Refining        3,000,000
                      Co.)
                        TOTAL                                                            53,200,000
 MISSOURI--3.1%
            5,000,000 Missouri State Environmental Improvement & Energy Authority,        5,000,000
                      Pollution Control Revenue Bonds Series 1985B, 3.75% CP (Union
                      Electric Co.)/(Westdeutsche Landesbank Girozentrale LOC),
                      Mandatory Tender 2/26/1998
           14,420,000 Missouri State HEFA, Health Facilities Revenue Bonds (Series       14,420,000
                      1996A) Weekly VRDNs (Deaconess Long Term Care of
                      Missouri)/(Bank One, Texas N.A. LOC)
                        TOTAL                                                            19,420,000
 NEW YORK--0.6%
            4,000,000 New York State Energy Research & Development Authority,             4,000,000
                      (Series 1985A), 3.60% TOBs (Long Island Lighting
                      Co.)/(Deutsche Bank, AG LOC), Optional Tender 3/1/1998
 NORTH CAROLINA--5.2%
           20,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs                  20,000,000
                      (Weyerhaeuser Co.)
           12,910,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs          12,910,000
                      (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte
                      LOC)
                        TOTAL                                                            32,910,000
 OHIO--7.6%
            2,200,000 Clermont County, OH, Adjustable Rate Hospital Facilities            2,200,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Mercy Health
                      Systems)/(Credit Suisse First Boston LIQ)
           18,500,000 Cuyahoga County, OH Hospital Authority, (Series 1997D) Weekly      18,500,000
                      VRDNs (Cleveland Clinic)/ (Bank of America NT and SA, San
                      Francisco LIQ)
           13,782,040 Equity Trust I, (1996 Series) Weekly VRDNs (Bayerische             13,782,040
                      Hypotheken-Und Wechsel-Bank Ag LOC)

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          3,059,035 LaSalle National Bank Leasetops Trust, Series 1995A Leasetops  $    3,059,035
                      Certificates Weekly VRDNs (LaSalle National Bank, Chicago
                      LIQ)/(LaSalle National Bank, Chicago LOC)
            1,260,000 Marion County, OH Hospital Authority, (Series 1991) Weekly          1,260,000
                      VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                      Ohio, N.A. LOC)
            6,250,000 Montgomery County, OH Health Facilities Authority, (Series          6,250,000
                      1995) Weekly VRDNs (Sisters of Charity Health Care
                      System)/(Toronto-Dominion Bank LIQ)
            1,000,000 Ohio State Air Quality Development Authority Weekly VRDNs           1,000,000
                      (Timken Co.)/(Credit Suisse First Boston LOC)
            2,000,000 Ohio State Water Development Authority, Pollution Control           2,000,000
                      Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Philip
                      Morris Cos., Inc.)
                       TOTAL                                                             48,051,075
 OKLAHOMA--5.8%
            2,540,000 Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs           2,540,000
                      (Muskogee Mall Limited Partnership)/(Boatmen's National Bank
                      of St. Louis LOC)
            3,610,000 Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs           3,610,000
                      (Warmack Muskogee Limited Partnership)/(Boatmen's National
                      Bank of St. Louis LOC)
           20,000,000 Oklahoma State Industrial Authority, Health System Revenue         20,000,000
                      Bonds (Series 1995A) Weekly VRDNs (Baptist Medical Center,
                      OK)/(Credit Suisse First Boston and Morgan Guaranty Trust
                      Co., New York LIQs)
           10,940,000 Tulsa, OK International Airport, Variable Rate Certificates        10,940,000
                      (Series 1997B-2) Weekly VRDNs (MBIA Insurance Corporation
                      INS)/(Bank of America NT and SA, San Francisco LIQ)
                        TOTAL                                                            37,090,000
 PENNSYLVANIA--7.1%
            5,000,000 Dauphin County, PA General Authority, (Series A of 1997)            5,000,000
                      Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA
                      INS)/(Credit Suisse First Boston LIQ)
           25,500,000 Easton Area School District, PA, (Series 1997) Weekly VRDNs        25,500,000
                      (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)
           14,500,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent       14,500,000
                      Health System)/(Mellon Bank NA, Pittsburgh LOC)
                        TOTAL                                                            45,000,000
 SOUTH DAKOTA--0.4%
            2,685,000 South Dakota Housing Development Authority, (Series I), 3.90%       2,685,000
                      TOBs, Mandatory Tender 8/13/1998
 TENNESSEE--3.0%
           17,000,000 Chattanooga, TN HEFA Weekly VRDNs (McCallie School)/(SunTrust      17,000,000
                      Bank, Atlanta LOC)
            2,185,000 Metropolitan Government Nashville & Davidson County, TN HEFA,       2,185,000
                      (Series 1985B), 3.95% TOBs (Vanderbilt University), Optional
                      Tender 5/1/1998
                        TOTAL                                                            19,185,000

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE
 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TEXAS--8.8%
 $          3,660,000 Dallas, TX, (Series C), 3.95% TOBs, Optional Tender 6/15/1998  $    3,660,000
            6,950,000 Matagorda County, TX Navigation District Number One, CDC            6,950,000
                      (Series 1997D) Weekly VRDNs (Houston Light & Power Co.)/(FGIC
                      INS)/(CDC Municipal Products, Inc. LIQ)
           17,000,000 Midland Independent School District, TX, Variable Rate             17,000,198
                      Unlimited Tax School Building Bonds (Series 1997), 3.91% TOBs
                      (Texas Permanent School Fund Guarantee Program GTD)/(Union
                      Bank of Switzerland, Zurich LIQ), Mandatory Tender 1/15/1998
           10,000,000 Plano ISD, TX, Variable Rate Unlimited Tax School Building         10,000,584
                      Bonds, (Series 1997), 3.86% TOBs (Texas Permanent School Fund
                      Guarantee Program GTD)/(Union Bank of Switzerland, Zurich
                      LIQ), Mandatory Tender 2/5/1998
            3,290,000 TX Pooled Tax Exempt Trust, Certificates of Participation           3,290,000
                      (Series 1996) Weekly VRDNs (Bank One, Texas N.A. LOC)
           15,000,000 Texas State, (Series A), 4.75% TRANs, 8/31/1998                    15,098,257
                        TOTAL                                                            55,999,039
 VERMONT--1.3%
            8,000,000 Vermont IDA Weekly VRDNs (Wallace Computer,
                      Inc.)/(Wachovia 8,000,000 Bank of NC, NA, Winston-Salem
                      LOC)
 WEST VIRGINIA--1.7%
            3,425,000 Cabell County, WV Board of Education, Public School Refunding       3,431,783
                      Bonds (Series 1997), 4.50% Bonds, 5/1/1998
            3,000,000 Oak Hill, WV, Variable Rate Industrial Development Refunding        3,024,246
                      Revenue Bonds (Series 1991A), 4.95% TOBs (Fayette
                      Plaza)/(ABN-AMRO Bank NV, New York LOC), Mandatory Tender
                      10/1/1998
            4,355,000 West Virginia University Board of Regents, 3.80% TOBs (Morgan       4,355,000
                      Guaranty Trust Co., New York LOC), Optional Tender 2/1/1998
                        TOTAL                                                            10,811,029
 WISCONSIN--2.6%
            8,600,000 Waukesha, WI School District, 4.10% TRANs, 8/21/1998                8,611,904
            7,800,000 Wisconsin Health and Educational Facilities Authority,              7,800,000
                      Revenue Bonds (Series 1994) Weekly VRDNs (Felician Health
                      Care, Inc. Project)/(LaSalle National Bank, Chicago LOC)
                        TOTAL                                                            16,411,904
 WYOMING--0.1%
            1,000,000 Wyoming Community Development Authority, (Series 1986C),            1,000,000
                      3.70% TOBs (First National Bank of Chicago LIQ), Optional
                      Tender 12/1/1997
                        TOTAL INVESTMENTS (AT AMORTIZED COST(B)                       $ 640,465,042

(a) The Trust only invests in securities rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 by Moody's Investors Service, Inc., F-1+, and F-1 by Fitch Investors Service, L.P. are considered rated in the highest short-term rating category.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows application regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 1997, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (Unaudited)

 FIRST TIER  SECOND TIER
    100.0%       0%

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($635,519,277) at November 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CP --Commercial Paper EDC --Economic Development Commission EDR --Economic Development Revenue FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDR --Industrial Development Revenue IFA --Industrial Finance Authority INS --Insured ISD --Independent School District LIQ --Liquidity Agreement LOCs --Letter(s) of Credit LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PLC --Public Limited Company SA --Support Agreement TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue
Anticipation Notes VRDNs --Variable Rate Demand Notes      (See Notes which are
an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED TAX-FREE TRUST

NOVEMBER 30, 1997

 ASSETS:
 Total investments in securities, at amortized cost and value                          $ 640,465,042
 Cash                                                                                        252,910
 Income receivable                                                                         5,076,611
 Receivable for shares sold                                                                   53,795
   Total assets                                                                          645,848,358
 LIABILITIES:
 Payable for investments purchased                                      $ 8,570,000
 Income distribution payable                                              1,698,068
 Accrued expenses                                                            61,013
   Total liabilities                                                                      10,329,081
 Net Assets for 635,549,681 shares outstanding                                         $ 635,519,277
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 635,541,822
 Accumulated net realized loss on investments                                                (22,545)
   Total Net Assets                                                                    $ 635,519,277
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $635,519,277 / 635,549,681 shares outstanding                                                 $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED TAX-FREE TRUST

YEAR ENDED NOVEMBER 30, 1997

 INVESTMENT INCOME:
 Interest                                                                                $ 26,900,405
 EXPENSES:
 Investment advisory fee                                                $   2,902,993
 Administrative personnel and services fee                                    547,940
 Custodian fees                                                                41,218
 Transfer and dividend disbursing agent fees and expenses                      39,573
 Trustees' fees                                                                21,278
 Auditing fees                                                                 16,644
 Legal fees                                                                    10,225
 Portfolio accounting fees                                                    119,504
 Shareholder services fee                                                   1,814,370
 Share registration costs                                                      18,698
 Printing and postage                                                           9,972
 Insurance premiums                                                             6,330
 Taxes                                                                         16,692
 Miscellaneous                                                                 10,038
   Total expenses                                                           5,575,475
 Waivers --
   Waiver of investment advisory fee                    $   (823,445)
   Waiver of shareholder services fee                     (1,451,496)
     Total waivers                                                         (2,274,941)
       Net expenses                                                                         3,300,534
         Net investment income                                                             23,599,871
 Net realized loss on investments                                                             (14,032)
   Change in net assets resulting from operations                                        $ 23,585,839

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED TAX-FREE TRUST

                                                                         YEAR ENDED
                                                                        NOVEMBER 30,
                                                                    1997                1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $    23,599,871    $    25,430,813
 Net realized gain (loss) on investments ($14,032 and                (14,032)            (6,253)
 $18,018 net losses, respectively, as computed for federal
 tax purposes)
   Change in net assets resulting from operations                 23,585,839         25,424,560
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                        (23,599,871)       (25,430,813)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                  2,258,839,187      2,635,145,132
 Net asset value of shares issued to shareholders in payment       1,764,863          2,446,492
 of distributions declared
 Cost of shares redeemed                                      (2,372,855,710)    (2,697,169,818)
   Change in net assets resulting from share transactions       (112,251,660)       (59,578,194)
     Change in net assets                                       (112,265,692)       (59,584,447)
 NET ASSETS:
 Beginning of period                                             747,784,969        807,369,416
 End of period                                               $   635,519,277    $   747,784,969

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED TAX-FREE TRUST

NOVEMBER 30, 1997

ORGANIZATION

Federated Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At November 30, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $45,231, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
 EXPIRATION YEAR      EXPIRATION AMOUNT
     2002                 $ 11,840
     2003                 $  1,341
     2004                 $ 18,018
     2005                 $ 14,032

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1997, capital paid-in aggregated $635,541,822.

Transactions in shares were as follows:

                                                                         YEAR ENDED NOVEMBER 30,
                                                                          1997               1996
 Shares sold                                                          2,258,839,187     2,635,145,132
 Shares issued to shareholders in payment of distributions                1,764,863         2,446,492
 declared
 Shares redeemed                                                     (2,372,855,710)   (2,697,169,818)
 Net change resulting from share transactions                          (112,251,660)      (59,578,194)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1997, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,268,125,160 and
$1,061,865,000, respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Tax-Free Trust as of November 30, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 1997 and 1996, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 31, 1997, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Tax-Free Trust as of November 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 16, 1998

FEDERATED TAX-FREE TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT

Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

[Graphic]


FEDERATED TAX-FREE TRUST

Federated Investors
Federated Securities Corp., Distributor
1-800-341-7400
www.federatedinvestors.com

PROSPECTUS

JANUARY 31, 1998

An Open-End, Management Investment Company

Cusip 314282104
8010414A (1/98)

[Graphic]




FEDERATED TAX-FREE TRUST

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Federated Tax-Free Trust (the "Trust") dated January 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED TAX-FREE TRUST

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PA 15237-7000

Statement dated January 31, 1998

[Graphic]

Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com

Cusip 314282104

8010414B (1/98)

[Graphic]

TABLE OF CONTENTS

 INVESTMENT POLICIES                                                      1
 Acceptable Investments                                                   1
 Participation Interests                                                  1
 Municipal Leases                                                         1
 Ratings                                                                  1
 When-Issued and Delayed Delivery Transactions                            1
 Repurchase Agreements                                                    2
 Reverse Repurchase Agreements                                            2
 Credit Enhancement                                                       2
 INVESTMENT LIMITATIONS                                                   2
 Selling Short and Buying on Margin                                       2
 Issuing Senior Securities and Borrowing Money                            2
 Pledging Assets                                                          2
 Lending Cash or Securities                                               3
 Investing in Commodities and Minerals                                    3
 Investing in Real Estate                                                 3
 Underwriting                                                             3
 Diversification of Investments                                           3
 Investing in Restricted Securities                                       3
 Investing in New Issuers                                                 3
 Investing in Issuers Whose Securities are Owned by Officers and
 Trustees                                                                 3
 Investing in Options                                                     3
 Investing in Securities of Other Investment Companies                    3
 Investing for Control                                                    3
 Concentration of Investments                                             4
 Investing in Illiquid Securities                                         4
 Regulatory Compliance                                                    4
 FEDERATED TAX-FREE TRUST MANAGEMENT                                      4
 Share Ownership                                                          8
 Trustee Compensation                                                     9
 Trustee Liability                                                        9
 INVESTMENT ADVISORY SERVICES                                             9
 Investment Adviser                                                       9
 Advisory Fees                                                            9
 BROKERAGE TRANSACTIONS                                                  10
 OTHER SERVICES                                                          10
 Trust Administration                                                    10
 Custodian and Portfolio Accountant                                      10
 Transfer Agent                                                          10
 Independent Auditors                                                    10
 Shareholder Services                                                    10
 DETERMINING NET ASSET VALUE                                             11
 REDEMPTION IN KIND                                                      11
 MASSACHUSETTS PARTNERSHIP LAW                                           11
 THE TRUST'S TAX STATUS                                                  12
 PERFORMANCE INFORMATION                                                 12
 YIELD                                                                   12
 Effective Yield                                                         12
 Tax-Equivalent Yield                                                    12
 Tax-Equivalency Table                                                   13
 Total Return                                                            13
 Performance Comparisons                                                 14
 Economic and Market Information                                         14
 ABOUT FEDERATED INVESTORS                                               14
 Mutual Fund Market                                                      14
 Institutional Clients                                                   15
 Bank Marketing                                                          15
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                      15
 APPENDIX                                                                16

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees ("Trustees") without shareholder approval.
Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Trust purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Trust the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The Municipal Securities subject to the participation interests are not limited to the Trust's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Trust is buying a security meeting the maturity and quality requirements of the Trust and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Trust may purchase Municipal Securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

As a matter of fundamental investment policy, the securities in which the Trust invests are rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Trust will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

Further, the Trust has the ability but no present intention of investing in: securities that are rated SP-2 by S&P, or F-2 by Fitch; and securities that are not rated but are determined by the Trustees to be of comparable quality. Shareholders will be notified should the Trust decide to invest in these securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. The Trust or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines
established by the Trustees.     REVERSE REPURCHASE AGREEMENTS      The Trust
may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Trust transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Trust will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Trust to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Trust, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Trust typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Trust has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Trust may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Trust will not make short sales of securities or purchase any securities on margin, except for such credits as are necessary for the clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Trust will not issue senior securities except that the Trust may borrow money in amounts up to one-third of the value of its total assets, including the
amounts borrowed.     The Trust will not borrow money, except as a temporary
measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets including the amount borrowed in order to meet redemption requests without immediately selling any portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. While any such borrowings are outstanding, no net purchases of investment securities will be made by the Trust. If due to market fluctuations or other reasons the value of the Trust's assets falls below 300% of its borrowing, the Trust will reduce its borrowing within three business days.
PLEDGING ASSETS     The Trust will not pledge, mortgage, or hypothecate its
assets except that, to secure borrowings permitted, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Trust's total assets.

LENDING CASH OR SECURITIES

The Trust will not make loans, except that the Trust may, in accordance with its investment objective, policies, and limitations, acquire publicly or non-publicly issued Municipal Securities or temporary investments or enter into
repurchase agreements.      INVESTING IN COMMODITIES AND MINERALS     The Trust
will not purchase or sell commodities or commodity contracts or oil, gas or
other mineral exploration or development programs.      INVESTING IN REAL ESTATE
    The Trust will not purchase or sell real estate, but this shall not prevent the Trust from investing in Municipal Securities secured by real estate or interests therein.

UNDERWRITING

The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, in connection with the sale of securities in accordance with its investment objective, policies,
and limitations.      DIVERSIFICATION OF INVESTMENTS     The Trust will not
purchase the securities of any issuer (except cash and cash instruments and securities issued or guaranteed by the United States government, its agencies and instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer. For purposes of this limitation, each governmental subdivision, i.e. state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by the assets and revenues of a non-governmental user, then such non-governmental user will be determined to be the sole issuer. If, however, in the case of an industrial development bond, or governmental issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940. For purposes of this limitation, cash instruments do not include securities issued by banks.

INVESTING IN RESTRICTED SECURITIES

The Trust will not invest more than 10% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale.

INVESTING IN NEW ISSUERS

The Trust will not invest more than 0.5% of the assets of the Trust in securities of issuers (or in the alternative, guarantors, where applicable) which have a record of less than three years of continuous operation, including
the operation of any predecessor.      INVESTING IN ISSUERS WHOSE SECURITIES ARE
OWNED BY OFFICERS AND TRUSTEES     The Trust will not purchase or retain the
securities of any issuer other than the securities of the Trust, if, to the Trust's knowledge, those officers and Trustees of the Trust or the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 0.5% of such outstanding
securities.      INVESTING IN OPTIONS     The Trust will not purchase or sell
puts, calls, straddles, or spreads or any combination thereof, except that the Trust may purchase variable rate Municipal Securities from a broker, dealer, or other person accompanied by the agreement of such seller to purchase, at the Trust's option, the Municipal Security prior to the maturity thereof.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES     The Trust will not
invest in securities issued by any other investment company or investment trust.
     INVESTING FOR CONTROL

The Trust will not acquire voting securities except as part of a merger, consolidation, reorganization, or acquisition of assets.

CONCENTRATION OF INVESTMENTS

The Trust does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its assets would be invested in any one industry or in the securities of governmental subdivisions located in any one state, territory, or possession of the United States. The Trust may invest more than 25% of the value of its assets in short-term tax-exempt project notes which are guaranteed by the U.S. government regardless of the location of the issuing municipality. In addition, the Trust may, at times, invest more than 25% of the value of its assets in cash or cash items (including bank time and demand deposits such as certificates of deposit), U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase
agreements, for defensive purposes.      The above limitations cannot be changed
without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Trust will not invest more than 10% of the value of its net assets in illiquid securities.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

FEDERATED TAX-FREE TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Tax-Free Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba

205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way

100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning

University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; WCT
Funds; and World Investment Series, Inc.      SHARE OWNERSHIP     Officers and
Trustees as a group own less than 1% of the Trust.

As of January 7, 1998, the following shareholders of record owned 5% or more of the outstanding shares of the Trust: Fiduciary Trust Company International, New York, NY, owned 142,141,700 shares (23.39%).

TRUSTEE COMPENSATION

                             AGGREGATE

           NAME,           COMPENSATION

       POSITION WITH            FROM          TOTAL COMPENSATION PAID

           TRUST               TRUST*            FROM FUND COMPLEX +

  John F. Donahue,         $0             $0 for the Trust and

  Chairman and Trustee                    56 other investment companies in
                                          the Fund Complex

  Thomas G. Bigley,        $1,610         $111,222 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  John T. Conroy, Jr.,     $1,771         $122,362 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  William J. Copeland,     $1,771         $122,362 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  James E. Dowd,           $1,771         $122,362 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  Lawrence D. Ellis, M.D., $1,610         $111,222 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  Edward L. Flaherty, Jr., $1,771         $122,362 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  Peter E. Madden,         $1,610         $111,222 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  John E. Murray,          $1,610         $111,222 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  Wesley W. Posvar,        $1,610         $111,222 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

  Marjorie P. Smuts,       $1,610         $111,222 for the Trust and

  Trustee                                 56 other investment companies in
                                          the Fund Complex

* Information is furnished for the fiscal year ended November 30, 1997.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30, 1997, 1996, and 1995, the adviser earned $2,902,993, $3,255,470, and
$4,138,814, respectively, of which $823,445, $960,485, and $1,198,154,
respectively, were waived.      BROKERAGE TRANSACTIONS     When selecting
brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November
30, 1997, the Trust paid no brokerage commissions.      Although investment
decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended November 30, 1997, 1996, and 1995, the Administrators earned $547,940, $615,257,
and $783,271, respectively.      CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the level of the Trust's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh,
PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended November 30, 1997, the Trust earned shareholder service fees in the amount of $1,814,370, $362,874 of which was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.
The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining
net asset value.      REDEMPTION IN KIND

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.
PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     The Trust's yield for the seven-day period ended November 30, 1997,
was 3.51%.      EFFECTIVE YIELD     The effective yield is calculated by
compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Trust's effective yield for the seven-day period ended November 30, 1997,
was 3.58%.      TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Trust is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Trust would have had to earn to equal its actual yield, assuming 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that the income is 100% tax exempt.
    The Trust's tax-equivalent yield for the seven-day period ended November 30,
1997, was 5.81%.      TAX-EQUIVALENCY TABLE     A tax-equivalency table may be
used in advertising and sales literature. The interest earned by the Municipal Securities in the Trust's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                 TAXABLE YIELD EQUIVALENT FOR 1998
                    MULTISTATE MUNICIPAL FUND

  FEDERAL INCOME
  TAX BRACKET:

                      15.00%       28.00%    31.00%     36.00%    39.60%

  JOINT           $1-             $42,351-  $102,301- $155,951-  OVER

  RETURN          42,350          102,300   155,950   278,450    $278,450

  SINGLE          $1-             $25,351-  $61,401-  $128,101-  OVER

  RETURN          25,350          61,400    128,100   278,450    $278,450

TAX-EXEMPT YIELD TAXABLE YIELD EQUIVALENT 1.00% 1.18% 1.39% 1.45% 1.56% 1.66% 1.50% 1.76% 2.08% 2.17% 2.34% 2.48% 2.00% 2.35% 2.78% 2.90% 3.13% 3.31% 2.50%
2.94% 3.47% 3.62% 3.91% 4.14% 3.00% 3.53% 4.17% 4.35% 4.69% 4.97% 3.50% 4.12%
4.86% 5.07% 5.47% 5.79% 4.00% 4.71% 5.56% 5.80% 6.25% 6.62% 4.50% 5.29% 6.25%
6.52% 7.03% 7.45% 5.00% 5.88% 6.94% 7.25% 7.81% 8.28% 5.50% 6.47% 7.64% 7.97%
8.59% 9.11% 6.00% 7.06% 8.33% 8.70% 9.38% 9.93% 6.50% 7.65% 9.03% 9.42% 10.16%
10.76% 7.00% 8.24% 9.72% 10.14% 10.94% 11.59% 7.50% 8.82% 10.42% 10.87% 11.72%
12.42% 8.00% 9.41% 11.11% 11.59% 12.50% 13.25%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Trust.

* Some portion of the Trust's income may be subject to the federal alternative minimum tax and state and local taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     The Trust's average
annual total returns for the one-, five-, and ten-year periods ended November
30, 1997, were 3.31%, 2.93%, and 3.85%, respectively.      PERFORMANCE
COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.
   * MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS     Federated
Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and
their customers.      The company's disciplined security selection process is
firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These
traders handle trillions of dollars in annual trading volume.     In the money
market sector, Federated Investors gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated Investors managed more than $63.1 billion in assets across 51 money market funds, including 17 government, 12 prime, and 22 municipal with assets approximating $29.7 billion, $22.5 billion, and $10.9 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

* Source: Investment Company Institute

Institutional Clients

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwidewe have over 2,200 broker/dealer and bank broker/dealer relationships across the countrysupported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated
Securities Corp.      APPENDIX

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rate AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.




PART C.    OTHER INFORMATION.

Item 24.....Financial Statements and Exhibits:
            (a)   Financial Statements: Filed in Part A.
            (b)   Exhibits:
                  (1) Conformed copy of the Declaration of Trust of the Registrant; (1)
                  (2)    (i) Copy of the By-Laws of the Registrant as
                             amended; (1,5)
                        (ii) Copy of Amendment No. 2 to By-Laws of the
                             Registrant; (6)
                  (3)   Not applicable;
                  (4)   Copy of Specimen Certificate of Shares of
                        Beneficial Interest of the Registrant; (1)
                  (5)   Conformed copy of the Investment Advisory
                        Contract; (8)
                  (6)    (i) Conformed copy of the Distributor's
                             Contract; (8)
                        (ii) The Registrant hereby incorporates the
                             conformed copy of the specimen Mutual
                             Fund Sales and Service Agreement; and
                             Plan/Trustee Mutual Funds Service
                             Agreement from Item 24(b)(6) of the
                             Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
                  (7)   Not applicable;
                  (8)    (i) Conformed copy of the Custodian Agreement
                             of the Registrant; (9)
                        (ii) Conformed copy of Custodian Fee Schedule; +
                  (9)    (i) Conformed copy of Shareholder Services
                             Agreement of the Registrant; (9)
                        (ii) Conformed copy of Amended and Restated
                             Shareholder Services Agreement; +
                       (iii) Conformed copy of Agreement for Fund
                             Accounting Services, Administrative
                             Services, Transfer Agency Services and
                             Custody Services Procurement; +
                        (iv) The responses described in Item
                             24(b)(6)(ii) are hereby incorporated by
                             reference;
                  (10) Paper copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)



+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed December 27, 1978. (File No. 2-63343)

2. Response is incorporated by reference to Amendment No. 1 to Registrant's Initial Registration Statement on Form S-5 filed February 2, 1979. (File No. 2-63343)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1 filed March 23, 1984. (File No. 2-63343)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 25, 1988. (File No. 2-63343)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed November 21, 1989. (File No. 2-63343)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed January 23, 1995. (File No. 2-63343)

                  (11)  Conformed copy of Consent of Independent
                        Auditors; +
                  (12)  Not applicable;
                  (13)  Not applicable;
                  (14)  Not applicable;
                  (15)  Not applicable;
                  (16)  Schedule for Computation of Trust Performance
                        Data; (7)
                  (17)  Copy of Financial Data Schedule; +
                  (18)  Not applicable;
                  (19)  Conformed copy of Power of Attorney; (10)



+     All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 25, 1989. (File No. 2-63343)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1997. (File No. 2-63343)

Item 25. Persons Controlled by or Under Common Control with Registrant:

         None

Item 26. Number of Holders of Securities:

                                                Number of Record Holders
         Title of Class                         as of January 7, 1998

         Shares of Beneficial Interest
         (no par value)                                  785

Item 27. Indemnification:  (1)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Tax-Free Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed December 27, 1978. (File Nos. 2-63343 and 811-2891)

         Vice Presidents:                    J. Scott Albrecht
                                             Joseph M. Balestrino
                                             Randall S. Bauer
                                             David A. Briggs
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Sandra L. McInerney
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             Michael W. Sirianni
                                             Gregg S. Tenser

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Renee L. Martin               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)      Not applicable.

Item 30. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                Federated Investors Tower
                                          Pittsburgh, PA 15222-3779

Federated Shareholder                     Federated Investors Tower
  Services Company                        Pittsburgh, PA 15222-3779
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         Pittsburgh, PA 15222-3779

Federated Advisers                        Federated Investors Tower
("Advisor")                               Pittsburgh, PA 15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA  02266-8600

Item 31. Management Services:  Not applicable.

Item 32. Undertakings:

         Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TAX-FREE TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 1998.

                            FEDERATED TAX-FREE TRUST

                  BY: /s/ Matthew S. Hardin
                  Matthew S. Hardin, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  January 29, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Matthew S. Hardin
    Matthew S. Hardin             Attorney In Fact          January 29, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Treasurer, Executive
                                  Vice President and Secretary
                                  (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney